Hedging Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Summary of Hedging Derivative Financial Instruments

The hedging instrument was showed as follows:

December 31, 2017
NT$
(In Millions)
Hedging derivative financial assets
Cash flow hedge - forward exchange contracts	$ －
Hedging derivative financial liabilities
Cash flow hedge - forward exchange contracts	$1

Outstanding Forward Exchange Contracts

The outstanding forward exchange contracts at the balance sheet dates were as follows:

	Currency	Maturity Period	Contract Amount (Millions)
December 31, 2017
Forward exchange contracts - buy	EUR/NT$	2018.03-06	EUR4/NT$142

Loss (Gain) Arising from Hedging Derivative Financial Instruments that have been Reclassified from Equity to Initial Cost of the Property, Plant and Equipment

Loss (gain) arising from the hedging derivative financial instruments that have been reclassified from equity to initial cost of the property, plant and equipment were as follows:

Year Ended December 31, 2017
NT$
(In Millions)
Construction in progress and equipment to be accepted	$(2)

Summary of Hedging Transaction and Reclassification Affected Comprehensive Income

2018

Comprehensive Income
Reclassification from Equity to Profit or Loss and the Adjusted Line Item
	Hedging Gain or Loss	Amount of Hedge Ineffectiveness	Line Item in which Hedge	Amount Reclassified to P/L and	Due to Hedged Future Cash Flows No
Hedge	Recognized	Recognized in	Ineffectiveness	the Adjusted	Longer Expected
Transaction	in OCI	Profit or Loss	is Included	Line Item	to Occur
	NT$	NT$	NT$	NT$	NT$
(In Millions)
Cash flow hedge
Forecast equipment purchases	$2	$—	—	$(4)	$—
				Construction in progress and equipment to be accepted	Other gains and losses

2019

Comprehensive Income
Reclassification from Equity to Profit or Loss and the Adjusted Line Item
	Hedging Gain or Loss	Amount of Hedge Ineffectiveness	Line Item in which Hedge	Amount Reclassified to P/L and	Due to Hedged Future Cash Flows No
Hedge	Recognized	Recognized in	Ineffectiveness	the Adjusted	Longer Expected
Transaction	in OCI	Profit or Loss	is Included	Line Item	to Occur
	NT$	NT$	NT$	NT$	NT$
(In Millions)
Cash flow hedge
Forecast equipment purchases	$(1)	$—	—	$(2)	$—
				Construction in progress and equipment to be accepted	Other gains and losses

Foreign currency risk [Member]
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Summary of Hedging Derivative Financial Instruments

The following tables summarized the information relating to the hedges for foreign currency risk.

December 31, 2018

		Notional Amount		Forward	Line Item in	Carrying Amount		Change in Fair Values of Hedging Instruments Used for Calculating
Hedging Instruments	Currency	(In millions)	Maturity	Rate	Balance Sheet	Asset	Liability	Hedge Ineffectiveness
						NT$	NT$	NT$
(In Millions)
Cash flow hedge
Forecast purchases - forward exchange contracts	EUR/NT$	EUR 5/ NT$ 172	2019.03	$34.98	Hedging financial assets (liabilities)	$1	$—	$2

		Accumulated Gain or Loss on Hedging Instruments in Other Equity
Hedged Items	Change in Value of Hedged Item Used for Calculating Hedge Ineffectiveness	Continuing Hedges	Hedge Accounting No Longer Applied
	NT$	NT$	NT$
		(In Millions)
Cash flow hedge
Forecast equipment purchases	$(2)	$1	$—

December 31, 2019

		Notional Amount		Forward	Line Item in	Carrying Amount		Change in Fair Values of Hedging Instruments Used for Calculating
Hedging Instruments	Currency	(In millions)	Maturity	Rate	Balance Sheet	Asset	Liability	Hedge Ineffectiveness
						NT$	NT$	NT$
(In Millions)
Cash flow hedge
Forecast purchases - forward exchange contracts	EUR/NT$	EUR 2/NT$ 84	2020.03	$33.66	Hedging financial assets (liabilities)	$—	$—	$(1)

		Accumulated Gain or Loss on Hedging Instruments in Other Equity
Hedged Items	Change in Value of Hedged Item Used for Calculating Hedge Ineffectiveness	Continuing Hedges	Hedge Accounting No Longer Applied
	NT$	NT$	NT$
		(In Millions)
Cash flow hedge
Forecast equipment purchases	$1	$—	$—